SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
                             155 NORTH WACKER DRIVE
                          CHICAGO, ILLINOIS 60606-1720

                                    --------

                               TEL: (312) 407-0700
                               FAX: (312) 407-0411
                                 www.skadden.com


                                December 4, 2009

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Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                          RE: Claymore/Guggenheim Strategic Opportunities Fund (File No. 811-21982) Definitive Proxy Statement
                                ------------------------------------------------

Ladies and Gentlemen:

     Claymore/Guggenheim Strategic Opportunities Fund (the "Fund") hereby files via EDGAR a Definitive Proxy Statement on Schedule 14A (the "Proxy Statement") in connection with the annual meeting of shareholders of the Fund. The Proxy Statement is filed pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, and the General Rules and Regulations of the Securities and Exchange Commission promulgated thereunder.

     Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (312) 407-0570 or Kevin Hardy at (312) 407-0641.


                                                     Very truly yours,

                                                     /s/ Thomas A. Hale
                                                     ---------------------------

                                                     Thomas A. Hale